Document And Entity Information	9 Months Ended
Sep. 30, 2026
Document And Entity Information
Document Type	S-4
Registrant Name	Mobility Global Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0002090312